Consolidated Statement Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Operating revenues	$ 4,901,236	$ 5,345,277	$ 5,180,471
Operating expenses
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	2,225,316	2,272,570	2,050,644
Selling, general and administrative	1,947,778	2,033,901	2,002,359
Depreciation, amortization and accretion	1,018,077	813,626	765,776
Loss on impairment of assets		515
(Gain) loss on asset disposals, net	30,841	19,741	10,952
(Gain) loss on sale of business and other exit costs, net	(300,656)	21,061
(Gain) loss on license sales and exchanges	(255,479)		(11,762)
Total operating expenses	4,665,877	5,161,414	4,817,969
Operating income	235,359	183,863	362,502
Investment and other income (expense)
Equity in earnings of unconsolidated entities	132,714	92,867	82,538
Interest and dividend income	9,092	9,248	9,145
Gain (loss) on investments	14,547	(3,718)	24,103
Interest expense	(98,811)	(86,745)	(118,201)
Other, net	(37)	720	3,658
Total investment and other income (expense)	57,505	12,372	1,243
Income before income taxes	292,864	196,235	363,745
Income tax expense	126,043	73,582	113,503
Net income	166,821	122,653	250,242
Less: Net income attributable to noncontrolling interests, net of tax	24,894	40,792	49,676
Net income attributable to TDS shareholders	141,927	81,861	200,566
TDS Preferred dividend requirement	(49)	(50)	(50)
Net income available to common shareholders	$ 141,878	$ 81,811	$ 200,516
Basic weighted average shares outstanding	108,490	108,671	108,562
Basic earnings per share attributable to TDS shareholders	$ 1.31	$ 0.75	$ 1.85
Diluted weighted average shares outstanding	109,132	108,937	109,098
Diluted earnings per share attributable to TDS shareholders	$ 1.29	$ 0.75	$ 1.83
Dividends per share to TDS shareholders	$ 0.51	$ 0.49	$ 0.47